ORGANIZATION AND BASIS OF PRESENTATION (Details) (USD $)	3 Months Ended
Mar. 31, 2014 item
ORGANIZATION AND BASIS OF PRESENTATION
Number of licenses sold for cash	1
Cash amount received from sold of license	$ 225,000
Number of customers who have exchanged license	3
Number of licenses exchanged	3
Each license exchanged amount	225,000
Cumulative license exchanged amount	$ 675,000